Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Available-For-Sale Securities [Abstract]
Available-for-sale securities, cost	$ 1,614	$ 8,376
Available-for-sale securities, market value	1,586	7,630
Unrealized gain (loss) on available-for-sale securities	718	(746)
Proceeds from disposal of available-for-sale securities	6,864
Available-for-sale securities, gross realized gains	132
Available-for-sale securities, gross realized losses	30
Other than temporary impairment charge, available for sale securities